BlackRock Basic Value Fund, Inc.

BlackRock Capital Appreciation Fund, Inc.

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc.

BlackRock Funds SM
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Commodity Strategies Fund
BlackRock Disciplined Small Cap Core Fund
BlackRock Emerging Markets Dividend Fund
BlackRock Emerging Markets Long/Short
Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Flexible Equity Fund
BlackRock Global Long/Short Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Health Sciences Opportunities Portfolio
BlackRock International Opportunities Portfolio
BlackRock Macro Themes Fund
BlackRock Midcap Index Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock MSCI Asia ex Japan Index Fund
BlackRock MSCI World Index Fund
BlackRock Real Estate Securities Fund
BlackRock Science & Technology
Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Strategic Risk Allocation Fund
BlackRock U.S. Opportunities Portfolio

BlackRock Funds II
BlackRock Global Dividend Portfolio

BlackRock Funds III
BlackRock S&P 500 Index Fund
BlackRock Total International ex U.S. Index Fund
BlackRock Large Cap Index Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Index Funds, Inc.
BlackRock International Index Fund
BlackRock Small Cap Index Fund

BlackRock Large Cap Series Funds, Inc.
BlackRock Event Driven Equity Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Large Cap Value Retirement Portfolio

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Value Opportunities Series, Inc.
BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.

BlackRock Series, Inc.
BlackRock International Fund
BlackRock Small Cap Growth Fund II

BlackRock Value Opportunities Fund, Inc.

FDP Series, Inc.
Franklin Templeton Total Return FDP Fund
Invesco Value FDP Fund
Marsico Growth FDP Fund
MFS Research International FDP Fund

Managed Account Series
Global SmallCap Portfolio
Mid Cap Value Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 1, 2015 to the
Statement of Additional Information of each Fund

Effective on September 1, 2015, Part II of each Fund’s Statement of Additional Information is amended as follows:

The fourth paragraph in the section entitled “Purchase of Shares — Institutional Shares” in Part II of each Fund’s Statement of Additional Information is deleted in its entirety and replaced with the following:

Certain of the Funds offer Institutional Shares as described in each such Fund’s Prospectus. In addition, the following investors may purchase Institutional Shares: employees, officers and directors/trustees of BlackRock, Inc., BlackRock Funds, Bank of America Corporation (“BofA Corp.”), The PNC Financial Services Group Inc., Barclays PLC or their respective affiliates; individuals and “Institutional Investors” with a minimum initial investment of $2 million who may purchase shares of a Fund through a financial intermediary that has entered into an agreement with the Distributor to purchase such shares (“Institutional Investors” include, but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations, and insurance company separate accounts); employer-sponsored retirement plans (which, for this purpose, do not include SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a financial intermediary that has entered into an agreement with the Distributor to purchase such shares; investors of financial intermediaries that: (i) charge such investors a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no-load program or investment platform, in each case, with a minimum initial investment of $1,000; clients of the trust departments of PNC Bank and Bank of America, N.A. and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans), (ii) otherwise have investment discretion, or (iii) act as custodian for at least $2 million in assets; and holders of certain BofA Corp. sponsored unit investment trusts (UITs) who reinvest dividends received from such UITs in shares of a Fund.

The section entitled “Purchase of Shares — Class K Shares” in Part II of each Fund’s Statement of Additional Information is deleted in its entirety and replaced with the following:

Class K Shares of the Fund are available only to (i) employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs and SARSEPs) (“Employer-Sponsored Retirement Plans”), (ii) collective trust funds, investment companies and other pooled investment vehicles, each of which may purchase shares of the Fund through a financial intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares, (iii) “Institutional Investors,” which include but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts, each of which may purchase shares of the Fund through a financial intermediary that has entered into an agreement with the Fund’s Distributor to purchase such shares and (iv) any other investors who met the eligibility criteria for BlackRock Shares or Class K Shares September 1, 2015 and have continually held Class K Shares of the Fund in the same account since prior to September 1, 2015.

Shareholders should retain this Supplement for future reference.